UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04917

Morgan Stanley Mortgage Securities Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	October 31,

Date of reporting period:	October 31, 2017

Item 1 - Report to Shareholders

Trustees

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
Michael E. Nugent, Chair of the Board
W. Allen Reed
Fergus Reid

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Michael J. Key
Vice President

Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Perkins Coie LLP
30 Rockefeller Plaza
New York, New York 10112

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 548-7786.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Please read the Prospectus carefully before investing.

Morgan Stanley Distribution, Inc., member FINRA.

© 2017 Morgan Stanley

INVESTMENT MANAGEMENT

Morgan Stanley Mortgage Securities Trust

Annual Report

October 31, 2017

MTGANN
1960896 EXP. 12.31.18

Morgan Stanley Mortgage Securities Trust

Table of Contents

Welcome Shareholder	3
Fund Report	4
Performance Summary	10
Expense Example	12
Portfolio of Investments	14
Statement of Assets and Liabilities	27
Statement of Operations	28
Statements of Changes in Net Assets	29
Notes to Financial Statements	30
Financial Highlights	47
Report of Independent Registered Public Accounting Firm	52
Investment Advisory Agreement Approval	53
Privacy Notice	56
Trustee and Officer Information	61

Welcome Shareholder,

We are pleased to provide this Annual report, in which you will learn how your investment in Morgan Stanley Mortgage Securities Trust (the "Fund") performed during the latest twelve-month period. It includes an overview of the market conditions and discusses some of the factors that affected performance during the reporting period. In addition, the report contains financial statements and a list of portfolio holdings.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report (unaudited)

For the year ended October 31, 2017

Total Return for the 12 Months Ended October 31, 2017
Class A	Class B	Class L	Class I	Class C	Bloomberg Barclays U.S. Mortgage Backed Securities (MBS) Index[1]	Lipper U.S. Mortgage Funds Index[2]
4.55%	3.98%	4.17%	4.96%	3.73%	0.53%	1.20%

The performance of the Morgan Stanley Mortgage Securities Trust's (the "Fund") five share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

Interest rate increases and credit spread tightening were the dominant market themes over the 12-month reporting period. Buoyed by the strengthening U.S. and global economies, 10-year U.S. Treasury rates increased 55 basis points over the 12-month period from 1.83% on October 31, 2016, to a high of 2.63% on March 13, 2017, before finishing at 2.38% on October 31, 2017.(1) The Federal Reserve (Fed) raised short-term interest rates three times during the 12-month period, with 25 basis point hikes in

December 2016, March 2017, and again in June 2017. Higher rates caused agency residential mortgage-backed securities ("RMBS") durations to extend on the expectation of slower prepayment levels due to higher mortgage rates. The duration of the Bloomberg Barclays U.S. Mortgage Backed Securities Index extended from 3.18 years on October 31, 2016, to 4.35 years on October 31, 2017.(2) Additionally, in its September 2017 statement, the Fed announced its plan to begin "balance sheet normalization," effectively reducing its U.S. Treasury and agency mortgage-backed securities (MBS) holdings by slowing its pace of reinvestment of paydowns. The Fed owns $1.77 trillion agency MBS, and has been buying $25 billion to $30 billion per month over the last few years in order to maintain its current holdings.(3) As the Fed slows its purchases and reduces its holdings, agency MBS market float could increase and create potential supply pressure on agency MBS valuations. Despite the interest rate increases, duration extension, and impending increases in agency MBS market supply with the Fed purchase reductions, agency MBS still outperformed U.S. Treasuries by 122 basis points during the 12-month period.(4) Nominal spreads on current coupon agency RMBS above U.S. Treasuries tightened 17 basis points over the 12-month period from 97 basis points to 80 basis points above comparable duration U.S. Treasuries.(5)

(1)  Source: Bloomberg L.P.

(2)  Source: Barclays Capital

(3)  Source: Federal Reserve Bank of New York

(4)  Source: Barclays Capital

(5)  Source: Yield Book

The U.S. housing market continued its strong performance of the past five years with home prices rising almost 6% over the past year.(6) Existing home sales in September 2017 were 1.5% lower than a year earlier but remain near record levels.(7) Housing supply hit a 20-year low in January 2017 with 3.6 months of outstanding supply based on recent monthly sales volumes, and housing supply remains near historic lows with 4.2 months' supply as of September 2017.(7) Despite recent increases in both home prices and mortgage rates, homes still remain affordable by historical standards when comparing median incomes versus the cost of owning a median priced home at current mortgage rates.(7) Rising incomes and declining unemployment rates could continue to provide support for the U.S. housing market. Rising home prices and the improving economy have also helped mortgage performance, where delinquency and default rates have continued to decline. Spreads on non-agency RMBS tightened during the 12-month period, reflecting the improving mortgage credit environment.(8)

U.S. commercial real estate performance was mixed over the 12-month reporting period. After rising steadily for the past seven years, commercial real estate prices were essentially flat over the past 12 months.(9) Office buildings, hotels, industrial facilities and multi-family housing units have continued to perform well with increasing occupancy and rising rental rates, but retail shopping centers are showing increased signs of stress due to increasing announcements of store closings by major retailers. Spreads on commercial mortgage-backed securities ("CMBS") tightened for most collateral types over the past 12 months, with the exception of CMBS backed by retail properties, where spreads generally widened due to retail-related credit concerns.(10)

European housing markets have also performed well over the past year, with home prices up across every major European mortgage market in 2016.(11) Low interest rates, and corresponding low mortgage rates, have improved home affordability and helped stimulate broader economic activity in Europe. Spreads on European RMBS continued to tighten over the past 12 months, driven by the improving fundamental housing market performance and shrinking supply from lower new issuance volumes.(12) Despite concerns over Brexit-related economic implications for the U.K. and other potential political shocks in Europe, we remain positive on the value opportunity of RMBS in the U.K. and select other areas of Europe. While the Fund's exposure to European RMBS remained relatively small at less than 12%

(6)  Source: S&P CoreLogic Case-Shiller

(7)  Source: National Association of Realtors

(8)  Source: Amherst Securities

(9)  Source: Green Street Advisors

(10)  Source: Markit

(11)  Source: Eurostat

(12)  Source: Deutsche Bank

over the past year, this sector was a major contributor to returns during the 12-month reporting period.

Performance Analysis

All share classes of the Fund outperformed both the Bloomberg Barclays U.S. Mortgage Backed Securities (MBS) Index (the "Index") and the Lipper U.S. Mortgage Funds Index for the 12 months ended October 31, 2017, assuming no deduction of applicable sales charges.

The Fund's outperformance relative to the Index over the reporting period can largely be attributed to the portfolio's exposure to U.S. non-agency RMBS, European RMBS, U.S. CMBS, and U.S. asset-backed securities (ABS). A small position in collateralized mortgage obligations ("CMOs") underperformed but the impact to overall Fund performance was minimal.

We believe the U.S. economy may continue to experience slow positive growth, which could benefit the credit-oriented, non-agency RMBS, CMBS, and ABS sectors. We also believe that interest rates are poised to continue to move higher, and we are therefore maintaining a portfolio duration that is slightly shorter than that of the Index. We believe that U.S. home prices will continue to rise, albeit more likely at a slower pace than the last several years. In our view, agency mortgage bonds will likely underperform in this environment, and we currently favor more credit-sensitive securitized assets such as non-agency MBS, CMBS and ABS, which should outperform in a strengthening economy.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

PORTFOLIO COMPOSITION* as of 10/31/17
Mortgages — Other	25.3%
Agency Fixed Rate Mortgages	24.8
Asset-Backed Securities	24.8
Short-Term Investments	14.0
Commercial Mortgage-Backed Securities	7.2
Collateralized Mortgage Obligations — Agency Collateral Series	3.7
Corporate Bonds	0.2

*  Does not include open long/short futures contracts with an underlying face amount of $23,109,828 with net unrealized depreciation of $270,049. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of $77,442.

LONG-TERM CREDIT ANALYSIS as of 10/31/17
AAA	40.9%
AA	7.0
A	8.2
BBB	10.8
BB	7.4
B or less	14.8
Not Rated	10.9

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the types of securities mentioned above. All percentages for Portfolio composition are stated as a percentage of total investments and all percentages for long-term credit analysis are stated as a percentage of total long-term investments.

Security ratings disclosed with the exception for those labeled "not rated" have been rated by at least one Nationally Recognized Statistical Rating Organization ("NRSRO"). These ratings are obtained from Standard & Poor's Ratings Group ("S&P"), Moody's Investors Services, Inc ("Moody's") or Fitch Ratings ("Fitch"). If two or more NRSROs have assigned a rating to a security, the highest rating is used and if securities are not rated, Morgan Stanley Investment Management Inc. (the "Adviser") has deemed them to be of comparable quality. Ratings from Moody's or Fitch, when used, are converted into their equivalent S&P rating.

Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund normally invests at least 80 percent of its assets in mortgage-related securities. This policy may be changed without shareholder approval; however, you would be notified upon 60 days' notice in writing of any changes. These mortgage-related securities may include mortgage-backed securities such as mortgage pass-through securities, collateralized mortgage obligations ("CMOs"), stripped mortgage-backed securities ("SMBS"), commercial mortgage-backed securities ("CMBS") and inverse floating rate obligations ("inverse floaters"). The mortgage-backed securities in which the Fund invests may be issued or guaranteed by the U.S. Government, its agencies or instrumentalities or may be offered by non-governmental issuers, such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers. The Fund is not limited as to the maturities (when a debt security provides its final payment) or types of mortgage-backed securities in which it may invest.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's public reference room in Washington, DC. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-1520.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 548-7786 or by visiting the Mutual Fund Center on our web site at www.morganstanley.com/im. It is also available on the SEC's web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our web site at www.morganstanley.com/im. This information is also available on the SEC's web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 548-7786, 8:00 a.m. to 6:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

(This page has been left blank intentionally.)

Performance Summary (unaudited)

Performance of $10,000 Investment—Class A
Over 10 Years

Average Annual Total Returns—Period Ended October 31, 2017 (unaudited)
Symbol	Class A Shares* (since 07/28/97) MTGAX		Class B Shares** (since 03/31/87) MTGBX		Class L Shares† (since 07/28/97) MTGCX	Class I Shares†† (since 07/28/97) MTGDX	Class C Shares††† (since 04/30/15) MSMTX
1 Year	4.55 0.12[4]	%[3]	3.98 –1.02[4]	%[3]	4.17 —%[3]	4.96 —%[3]	3.73 2.73[4]	%[3]
5 Years	4.56[3] 3.65[4]		3.95[3] 3.62[4]		4.25[3] —	4.95[3] —	— —
10 Years	4.07[3] 3.62[4]		3.57[3] 3.57[4]		3.62[3] —	4.42[3] —	— —
Since Inception	4.70[3] 4.47[4]		5.32[3] 5.32[4]		4.09[3] —	4.87[3] —	3.73[3] 3.73[4]

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/im or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class L, Class I and Class C shares will vary due to differences in sales charges and expenses. See the Fund's current prospectus for complete details on fees and sales charges.

*  The maximum front-end sales charge for Class A is 4.25%.

**  The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years. Effective April 2005, Class B shares will generally convert to Class A shares approximately eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion (beginning April 2005). Class B shares are closed to new investments.

†  Class L has no sales charge. Class L shares are closed to new investments.

††  Class I has no sales charge.

†††  The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

(1)  The Bloomberg Barclays U.S. Mortgage Backed Securities (MBS) Index tracks agency mortgage backed pass-through securities (both fixed-rate and hybrid ARM) guaranteed by Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC). This Index is the Mortgage Backed Securities Fixed Rate component of the Bloomberg Barclays U.S. Aggregate Index. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)  The Lipper U.S. Mortgage Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper U.S. Mortgage Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund was in the Lipper U.S. Mortgage Funds classification as of the date of this report.

(3)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

‡  Ending value assuming a complete redemption on October 31, 2017.

Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 05/01/17 – 10/31/17.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Example (unaudited) continued

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	05/01/17	10/31/17	05/01/17 – 10/31/17
Class A
Actual (2.74% return)	$1,000.00	$1,027.40	$5.01
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.27	$4.99
Class B
Actual (2.48% return)	$1,000.00	$1,024.80	$8.57
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.74	$8.54
Class L
Actual (2.50% return)	$1,000.00	$1,025.00	$6.53
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.75	$6.51
Class I
Actual (2.95% return)	$1,000.00	$1,029.50	$3.48
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.78	$3.47
Class C
Actual (2.32% return)	$1,000.00	$1,023.20	$9.08
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.23	$9.05

  @  Expenses are equal to the Fund's annualized expense ratios of 0.98%, 1.68%, 1.28%, 0.68% and 1.78% for Class A, Class B, Class L, Class I and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). If the Fund had borne all of its expenses, the annualized expense ratios would have been 1.39%, 2.95%, 1.70%, 1.10% and 2.25% for Class A, Class B, Class L, Class I and Class C shares, respectively.

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  October 31, 2017

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
	Agency Fixed Rate Mortgages (28.4%)
	Federal Home Loan Mortgage Corporation, Conventional Pools:
$18		10.00%	02/01/18 - 12/01/20	$19,690
	Gold Pools:
2,340		3.50	01/01/44 - 06/01/45	2,422,370
1,674		4.00	12/01/41 - 10/01/45	1,759,027
1,279		4.50	03/01/41 - 09/01/41	1,370,746
168		5.00	12/01/40 - 05/01/41	184,861
24		5.50	07/01/37	26,502
30		6.00	12/01/37 - 03/01/38	33,270
23		6.50	06/01/29 - 09/01/33	25,151
75		7.50	05/01/35	86,782
37		8.00	08/01/32	42,965
57		8.50	08/01/31	68,386
6		10.00	10/01/21	6,449
	Federal National Mortgage Association, Conventional Pools:
335		3.00	04/01/45	337,350
4,015		3.50	08/01/45 - 05/01/47	4,146,065
1,771		4.00	04/01/45 - 09/01/45	1,881,166
234		4.50	08/01/40 - 09/01/41	252,028
263		5.00	11/01/40 - 07/01/41	287,189
17		5.50	08/01/37	19,442
539		6.50	02/01/28 - 12/01/33	599,266
17		7.00	07/01/23 - 06/01/32	17,201
96		7.50	08/01/37	113,993
102		8.00	04/01/33	123,342
93		8.50	10/01/32	114,469
111		9.50	04/01/30	128,679
4		10.00	10/01/18	3,564
	November TBA:
780	(a)	3.00	11/01/32	799,317
5,210	(a)	3.50	11/01/47	5,346,686
8,000	(a)	4.00	11/01/47	8,397,500
1,440	(a)	4.50	11/01/47	1,539,900
	Government National Mortgage Association, Various Pools:
702		3.50	10/20/44 - 05/20/45	733,036
537		4.00	07/15/44	566,610

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  October 31, 2017 continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
$337		5.00%		05/20/41	$367,524
1		11.00		04/15/21	553
	Total Agency Fixed Rate Mortgages (Cost $31,836,722)				31,821,079
	Asset-Backed Securities (28.4%)
227	AMSR Trust, 1 Month LIBOR + 3.15% (b)	4.387	(c)	11/17/33	233,104
421	Apollo Aviation Securitization Equity Trust (b)	4.875		03/17/36	431,462
	Argent Securities, Inc. Asset-Backed Pass-Through Certificates
325	1 Month USD LIBOR + 1.875%	3.113	(c)	04/25/34	334,983
600	5.625% - 1 Month USD LIBOR	3.956	(c)	12/25/33	576,648
773	AVANT Loans Funding Trust (b)	7.80		09/15/20	782,567
	Bear Stearns Asset-Backed Securities Trust
130	1 Month USD LIBOR + 0.32%	1.558	(c)	01/25/47	129,528
220	1 Month USD LIBOR + 1.30%	2.537	(c)	10/27/32	216,909
548		2.562	(c)	10/25/36	409,350
377	Blackbird Capital Aircraft Lease Securitization Ltd. (b)	4.213		12/16/41	391,232
294	Castle Aircraft SecuritizationTrust (b)	4.703		12/15/40	297,515
267	Cendant Mortgage Corp. (b)	6.00	(c)	07/25/43	275,314
800	Citicorp Residential Mortgage Trust	5.533		03/25/37	814,258
	CLUB Credit Trust
154	(b)	2.39		04/17/23	153,898
500	(b)	5.13		04/17/23	505,367
	Colony American Homes
325	1 Month LIBOR + 2.80% (b)	4.037	(c)	05/17/31	327,352
285	1 Month LIBOR + 3.20% (b)	4.439	(c)	07/17/31	287,341
250	1 Month LIBOR + 3.65% (b)	4.887	(c)	07/17/32	254,529
	Conn Funding II LP
200	(b)	5.11		02/15/20	201,148
1,000	(b)	7.40		10/15/21	1,018,090
840	Conn's Receivables Funding LLC (b)	7.34		03/15/19	847,825
155	Countrywide Asset-Backed Certificates, 1 Month USD LIBOR + 0.62% (b)	1.858	(c)	06/25/33	153,903
	Credit-Based Asset Servicing & Securitization LLC
147	1 Month USD LIBOR + 3.075%	4.313	(c)	08/25/30	147,441
240	(b)	6.75		05/25/36	258,241
449	CWABS Asset-Backed Certificates Trust, 1 Month USD LIBOR + 0.24%	1.478	(c)	10/25/46	425,754
459	CWABS, Inc. Asset-Backed Certificates	5.263		02/25/34	475,000
341	EMC Mortgage Loan Trust, 1 Month LIBOR + 1.00% (b)	2.237	(c)	11/25/30	327,229
477	GMAT Trust (b)	4.25		09/25/20	479,978

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  October 31, 2017 continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
		Green Tree Agency Advance Funding Trust I
	$300	(b)	2.38%		10/15/48	$298,473
	250	(b)	4.058		10/15/48	248,520
	300	Home Partners of America Trust, 1 Month LIBOR + 3.539% (b)	4.777	(c)	07/17/34	307,349
		Invitation Homes Trust
	250	1 Month LIBOR + 3.70% (b)	4.937	(c)	06/17/32	254,099
	305	1 Month LIBOR + 4.20% (b)	5.437	(c)	03/17/32	311,002
	400	1 Month LIBOR + 4.30% (b)	5.537	(c)	03/17/32	407,287
	550	1 Month LIBOR + 4.75% (b)	5.987	(c)	08/17/32	562,645
	381	Labrador Aviation Finance Ltd. (b)	4.30		01/15/42	391,991
		Lehman ABS Manufactured Housing Contract Trust
	104		3.70		04/15/40	104,883
	500		6.63	(c)	04/15/40	536,954
	53	Lehman Manufactured Housing Asset-Backed	6.635		07/15/28	53,274
	399	Long Beach Mortgage Loan Trust, 1 Month USD LIBOR + 0.44%	1.678	(c)	06/25/34	385,808
	200	Mariner Finance Issuance Trust (b)	3.62		02/20/29	201,036
GBP	300	Marketplace Originated Consumer Assets PLC, 1 Month GBP LIBOR + 7.00% (United Kingdom)	7.313	(c)	10/20/24	418,317
	$250	MASTR Asset-Backed Securities Trust, 1 Month USD LIBOR + 2.475%	3.713	(c)	09/25/34	252,977
	400	MERIT Securities Corp.	7.851	(c)	12/28/33	413,401
	500	METAL LLC (Cayman Islands) (b)	4.581		10/15/42	500,000
	349	Mid-State Capital Corp. Trust	7.758		01/15/40	384,821
	358	Morgan Stanley Dean Witter Capital I, Inc. Trust (See Note 9), 1 Month USD LIBOR + 1.275%	2.513	(c)	02/25/32	357,353
		Nationstar HECM Loan Trust
	300	(b)	3.598	(c)	06/25/26	302,910
	500	(b)	3.967	(c)	09/25/27	500,000
	440	(b)	4.704		05/25/27	445,639
		New Century Home Equity Loan Trust
	204	1 Month USD LIBOR + 0.80%	2.038	(c)	11/25/33	165,457
	474	1 Month USD LIBOR + 1.10%	2.338	(c)	08/25/34	466,580
	500	NRZ Advance Receivables Trust Advance Receivables Backed (b)	2.833		10/16/51	494,641
		Oakwood Mortgage Investors, Inc.
	863		7.405	(c)	06/15/31	338,793
	174		7.72		04/15/30	183,682
	351		7.84	(c)	11/15/29	370,359
	250	Ocwen Master Advance Receivables Trust (b)	3.536		09/15/48	250,623

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  October 31, 2017 continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
	$500	OnDeck Asset Securitization Trust II LLC (b)	4.21%		05/17/20	$503,146
	300	OneMain Financial Issuance Trust (b)	5.31		09/18/24	304,455
	200	OSCAR US Funding Trust VI LLC (b)	3.30		05/10/24	201,458
	140	OSCAR US Funding Trust VII LLC (b)	2.76		12/10/24	138,889
	596	People's Choice Home Loan Securities Trust, 1 Month USD LIBOR + 1.04%	2.278	(c)	06/25/34	575,738
		PNMAC GMSR Issuer Trust
	400	(b)	5.238	(c)	08/25/23	400,000
	500	1 Month USD LIBOR + 4.75% (b)	5.988	(c)	02/25/50	502,590
	343	Pretium Mortgage Credit Partners LLC (b)	3.50		04/29/32	345,144
	200	Progress Residential Trust, 1 Month LIBOR + 4.22% (b)	5.457	(c)	01/17/34	209,571
	400	Prosper Marketplace Issuance Trust (b)	3.36		11/15/23	399,991
	527	RCO Mortgage LLC (b)	3.375		08/25/22	530,668
	302	S-Jets Ltd. (Bermuda) (b)	3.967		08/15/42	305,029
	481	Saxon Asset Securities Trust	8.41	(c)	05/25/29	477,839
		Shenton Aircraft Investment I Ltd.
	538	(b)	4.75		10/15/42	561,529
	407	(b)	5.75		10/15/42	415,664
		Skopos Auto Receivables Trust
	10	(b)	3.10		12/15/23	10,117
	46	(b)	3.55		02/15/20	46,090
	310	(b)	5.43		12/15/23	312,136
	1,200	(b)	5.71		02/15/21	1,214,242
	500	(b)	8.36		08/15/21	501,931
GBP	300	Small Business Origination Loan Trust, CLO, 1 Month GBP LIBOR + 6.50% (United Kingdom)	6.787	(c)	12/15/24	404,594
	$400	SPS Servicer Advance Receivables Trust (b)	2.53		11/16/48	396,757
	141	Stanwich Mortgage Loan Co., LLC (b)	3.598		03/16/22	140,929
	318	Structured Asset Investment Loan Trust, 1 Month USD LIBOR + 0.68%	1.918	(c)	01/25/33	314,174
	500	Tricon American Homes Trust (b)	4.011		09/17/34	500,764
	165	Velocity Commercial Capital Loan Trust, 1 Month LIBOR + 1.80%	3.038	(c)	10/25/46	167,149
	400	Veros Automobile Receivables Trust (b)	3.98		04/17/23	399,927
	80	VOLT LIX LLC (b)	3.25		05/25/47	80,449
	100	VOLT XIX LLC (b)	5.00		04/25/55	100,234
	138	VOLT XL LLC (b)	4.375		11/27/45	139,270
	199	VOLT XXII LLC (b)	4.25		02/25/55	199,759
	331	VOLT XXV LLC (b)	3.50		06/26/45	331,610
		Total Asset-Backed Securities (Cost $31,477,784)				31,796,683

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  October 31, 2017 continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
	Collateralized Mortgage Obligations - Agency Collateral Series (4.2%)
	Federal Home Loan Mortgage Corporation, IO
$6,566		0.687	(c)%	10/25/20	$110,121
3,049		0.952	(c)	01/25/31	274,500
2,629		1.336	(c)	11/25/19	52,125
	IO REMIC
415		1.649	(c)	10/15/41	22,458
785		1.662	(c)	10/15/39	37,346
932		1.789	(c)	04/15/39	48,479
1,288		1.801	(c)	08/15/42	73,664
2,292		1.875	(c)	10/15/40	120,107
2,803		1.951	(c)	09/15/41	182,612
351		4.00		04/15/39	40,355
1,573	6.00% - 1 Month LIBOR	4.761	(c)	11/15/43 - 06/15/44	237,873
329	6.05% - 1 Month LIBOR	4.811	(c)	04/15/39	26,458
154		5.00		08/15/41	22,965
	IO STRIPS
4,570		1.345	(c)	10/15/37	223,930
142		7.00		06/15/30	32,161
167		7.50		12/15/29	44,383
	REMIC
213	12.00% - 2.67 x 1 Month LIBOR	8.707	(d)	12/15/43	215,341
	Federal National Mortgage Association, IO
1,757	6.39% - 1 Month LIBOR	5.152	(c)	09/25/20	167,008
	IO REMIC
2,392		1.411	(c)	05/15/38	128,777
4,847		1.649		03/25/46	211,303
1,801		1.78	(c)	03/25/44	108,864
2,032		1.902	(c)	10/25/39	109,080
1,133		3.50		02/25/39	118,935
1,053	5.65% - 1 Month LIBOR	4.412	(c)	11/25/41	123,788
1,315	6.05% - 1 Month LIBOR	4.812	(c)	06/25/42	220,688
655	6.55% - 1 Month LIBOR	5.312	(c)	08/25/41	90,577
	IO STRIPS
52		7.00		11/25/27	8,979
126		8.00		05/25/30 - 06/25/30	33,857
74		8.50		10/25/24	15,308

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  October 31, 2017 continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
	REMIC
$96	1 Month LIBOR + 1.20%	2.438	(c)%	12/25/23	$98,412
59		6.448	(c)	04/25/39	59,638
	Government National Mortgage Association, IO
3,013		0.789	(c)	08/20/58	80,104
1,947		3.50		06/20/41 - 10/16/42	330,388
584		4.50		05/20/40	77,085
850	6.00% - 1 Month LIBOR	4.761	(c)	08/20/42	153,144
488	6.05% - 1 Month LIBOR	4.811	(c)	11/16/40	84,704
1,081	6.10% - 1 Month LIBOR	4.861	(c)	04/20/41 - 08/20/42	188,026
899	6.14% - 1 Month LIBOR	4.901	(c)	12/20/43	168,843
128		5.00		05/20/39 - 02/16/41	23,421
723	6.30% - 1 Month LIBOR	5.061	(c)	09/20/43	115,153
492	6.55% - 1 Month LIBOR	5.311	(c)	08/16/34	82,856
	IO PAC
523	6.05% - 1 Month LIBOR	4.811	(c)	01/20/40	23,357
1,239	6.15% - 1 Month LIBOR	4.911	(c)	10/20/41	110,945
137		5.00		10/20/40	16,981
	Total Collateralized Mortgage Obligations - Agency Collateral Series (Cost $3,028,672)				4,715,099
	Commercial Mortgage-Backed Securities (8.3%)
185	BAMLL Commercial Mortgage Securities Trust, 1 Month LIBOR + 5.50% (b)	6.739	(c)	12/15/31	176,564
133	Banc of America Commercial Mortgage Trust	3.167		09/15/48	109,147
	Bayview Commercial Asset Trust
400	1 Month LIBOR + 0.24% (b)	1.477	(c)	07/25/37	382,572
225	1 Month LIBOR + 0.35% (b)	1.588	(c)	04/25/35	219,726
350	BBCMS Trust (b)	4.284	(c)	09/10/28	341,125
	Citigroup Commercial Mortgage Trust
220		4.57	(c)	09/10/58	219,914
	IO
4,487		0.964	(c)	09/10/58	265,323
	COMM Mortgage Trust
100	(b)	4.735	(c)	07/15/47	87,638
389	(b)	4.746	(c)	11/12/46	373,800
	IO
1,585		0.957	(c)	10/10/47	58,699
	Commercial Mortgage Pass-Through Certificates
187	(b)	4.598	(c)	02/10/47	174,999

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  October 31, 2017 continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
	IO
$3,190		0.807	(c)%	02/10/47	$88,659
5,669	COOF Securitization Trust II, IO (b)	2.254	(c)	08/25/41	421,728
	CSMC Trust
250	1 Month LIBOR + 3.20% (b)	4.439	(c)	03/15/28	250,676
300	1 Month LIBOR + 4.00% (b)	5.239	(c)	04/15/29	302,182
	GS Mortgage Securities Trust
450		3.345		07/10/48	376,498
25	(b)	4.529	(c)	09/10/47	20,821
370	(b)	4.763	(c)	08/10/46	351,552
	IO
2,006		0.84	(c)	09/10/47	82,080
2,066		1.007	(c)	04/10/47	102,777
400	HILT Mortgage Trust, 1 Month LIBOR + 3.75% (b)	4.989	(c)	07/15/29	384,446
	JP Morgan Chase Commercial Mortgage Securities Trust
390	(b)	4.572	(c)	07/15/47	321,921
215		5.464	(c)	01/15/49	215,507
	IO
1,872		0.817	(c)	12/15/49	85,271
	JPMBB Commercial Mortgage Securities Trust
188	(b)	4.66	(c)	08/15/47	161,894
267	(b)	4.665	(c)	04/15/47	240,093
	IO
4,303		0.878	(c)	01/15/47	167,545
	KGS-Alpha SBA COOF Trust, IO
2,599	(b)	2.944	(c)	04/25/40	219,311
2,963	(b)	2.961	(c)	07/25/41	350,239
	LB-UBS Commercial Mortgage Trust
587		6.235	(c)	07/15/40	606,676
200		6.42	(c)	09/15/45	203,220
365	TRU Trust, 1 Month LIBOR + 2.25% (b)	3.489	(c)	11/15/30	361,631
	Wells Fargo Commercial Mortgage Trust
306	(b)	3.153		09/15/57	236,266
225	(b)	3.938		08/15/50	189,357
	WFRBS Commercial Mortgage Trust
500	(b)	3.692		11/15/47	345,357
250	(b)	3.906	(c)	09/15/57	198,222
201	(b)	3.986		05/15/47	155,263

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  October 31, 2017 continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
	$150	(b)	4.135	(c)%	05/15/45	$139,587
	350	(b)	4.479	(c)	08/15/46	304,838
		Total Commercial Mortgage-Backed Securities (Cost $9,260,524)				9,293,124
		Corporate Bond (0.2%)
		Finance
	350	DP Facilities Data Center Subordinated Pass-Through Trust (b) (Cost $215,951)	0.00		01/10/28	221,813
		Mortgages - Other (28.9%)
		Adjustable Rate Mortgage Trust
	306		3.353	(c)	04/25/35	293,466
	208		3.448	(c)	02/25/36	192,205
		Alternative Loan Trust
	425	1 Month USD LIBOR + 0.19%	1.428	(c)	11/25/46	354,324
	156		5.50		02/25/25 - 01/25/36	143,962
	387		5.75		03/25/34	398,726
	135	40.02% - 6 x 1 Month USD LIBOR	32.593	(d)	05/25/37	243,147
	494	Alternative Loan Trust Resecuritization	6.25	(c)	08/25/37	424,857
		American Home Mortgage Investment Trust
	271	(b)	6.60		01/25/37	135,786
		IO
	1,239		2.078		05/25/47	229,757
	177	Banc of America Funding Trust	5.25		07/25/37	176,370
		Banc of America Mortgage Trust
	3		5.25		11/25/19	3,319
	222		5.50		04/25/35	225,486
	859	Bear Stearns Asset-Backed Securities I Trust, 25.636% - 3 x 1 Month USD LIBOR	21.568	(d)	03/25/36	767,764
	7,793	Bear Stearns Mortgage Funding Trust, IO	0.50		01/25/37	228,596
	55	CHL Mortgage Pass-Through Trust	6.25		11/25/32	55,977
		CHL Mortgage Pass-Through Trust
	172		3.27	(c)	05/20/34	173,609
	460		5.50		10/25/34	476,543
	133	CHL Mortgage Pass-Through Trust Resecuritization	6.00		12/25/36	126,961
	185	Citigroup Mortgage Loan Trust (b)	6.50		10/25/36	143,069
GBP	222	Clavis Securities PLC, 3 Month GBP LIBOR + 0.45% (United Kingdom)	0.777	(c)	12/15/40	260,551
	$478	Credit Suisse First Boston Mortgage Securities Corp., 1 Month USD LIBOR + 3.30%	4.538	(c)	02/25/32	430,430
		CSFB Mortgage-Backed Pass-Through Certificates
	1,069	1 Month USD LIBOR + 0.72%	1.958	(c)	05/25/34 - 06/25/34	1,029,127

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  October 31, 2017 continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
	$578		3.421	(c)%	05/25/34	$585,340
	542		6.50		11/25/35	252,070
	132	CSMC Mortgage-Backed Trust	7.00	(c)	08/25/37	99,161
		CSMC Trust
	500	(b)	4.526	(c)	11/25/57	502,620
	345	(b)	4.731	(c)	08/25/62	345,240
EUR	522	EMF-NL Prime, 3 Month EURIBOR + 0.80% (Netherlands)	0.471	(c)	04/17/41	578,533
	343	Eurosail BV, 3 Month EURIBOR + 1.50% (Netherlands)	1.171	(c)	10/17/40	409,548
GBP	400	Eurosail PLC, 3 Month GBP LIBOR + 0.95% (United Kingdom)	1.252	(c)	06/13/45	517,901
	177	Farringdon Mortgages No. 2 PLC, 3 Month GBP LIBOR + 1.50% (United Kingdom)	1.879	(c)	07/15/47	231,258
		Federal Home Loan Mortgage Corporation
	559		3.00		09/25/45 - 05/25/47	547,966
	622		3.50		07/25/46 - 05/25/47	631,746
	259	First Horizon Alternative Mortgage Securities Trust	5.50		04/25/35	248,920
EUR	503	Fondo de Titulizacion de Activos UCI 17, 3 Month EURIBOR + 0.16% (Spain)	0.00	(c)	12/17/49	520,345
	480	GC Pastor Hipotecario 5 FTA, 3 Month EURIBOR + 0.17% (Spain)	0.00	(c)	06/21/46	488,235
		GreenPoint Mortgage Funding Trust
	$111	1 Month USD LIBOR + 0.16%	1.398	(c)	02/25/37	108,782
	344	1 Month USD LIBOR + 0.18%	1.418	(c)	01/25/37	325,133
EUR	896	Grifonas Finance PLC, 6 Month EURIBOR + 0.28% (Greece)	0.008	(c)	08/28/39	917,907
		GSR Mortgage Loan Trust
	$63	1 Month USD LIBOR + 0.25%	1.488	(c)	03/25/35	54,972
	787		3.99	(c)	12/25/34	773,775
	11		5.50		11/25/35	10,930
		HarborView Mortgage Loan Trust
	162	1 Month USD LIBOR + 0.19%	1.428	(c)	01/19/38	153,725
	363		3.279	(c)	05/19/33	368,724
EUR	1,085	IM Pastor 3 FTH, 3 Month EURIBOR + 0.14% (Spain)	0.00	(c)	03/22/43	1,045,241
	269	IM Pastor 4 FTA, 3 Month EURIBOR + 0.14% (Spain)	0.00	(c)	03/22/44	276,286
	$270	Impac CMB Trust, 1 Month USD LIBOR + 0.795%	2.033	(c)	10/25/34	256,889
		JP Morgan Mortgage Trust
	243	(b)	3.048	(c)	07/27/37	243,039
		PAC
	262		6.00		04/25/36	274,769

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  October 31, 2017 continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
		Lehman Mortgage Trust
	$77		5.50%		11/25/35	$71,407
	269		6.00		06/25/37	183,904
	550		6.50		09/25/37	414,523
EUR	409	Ludgate Funding PLC, 3 Month EURIBOR + 0.42% (United Kingdom)	0.09	(c)	12/01/60	424,568
	1,126	Lusitano Mortgages No. 5 PLC, 3 Month EURIBOR + 0.26% (Portugal)	0.00	(c)	07/15/59	1,237,633
		Magnolia Finance XI DAC
	472	3 Month EURIBOR + 2.75% (b)	2.75	(c)	04/20/20	545,582
		IO
	472	(b)	0.25		04/20/20	1,814
GBP	259	Mansard Mortgages Parent Ltd., 3 Month GBP LIBOR + 0.30% (United Kingdom)	0.679	(c)	04/15/49	315,920
	$122	MASTR Adjustable Rate Mortgages Trust	3.545	(c)	02/25/36	118,110
		MASTR Alternative Loan Trust
	341		5.00		05/25/18	345,406
	209		6.00		05/25/33	217,470
	122		6.25		07/25/36	110,355
	179	MASTR Reperforming Loan Trust (b)	7.50		05/25/35	185,381
	545	MERIT Securities Corp., 1 Month LIBOR + 2.25% (b)	3.492	(c)	09/28/32	486,064
		Merrill Lynch Mortgage Investors Trust
	46	6 Month USD LIBOR + 0.50%	1.991	(c)	04/25/29	45,861
	185		3.594	(c)	01/25/37	187,392
	244	Morgan Stanley Dean Witter Capital I, Inc. Trust (See Note 9)	2.704	(c)	03/25/33	227,202
	381	National City Mortgage Capital Trust	6.00		03/25/38	396,114
GBP	299	Newgate Funding, 3 Month GBP LIBOR + 3.00% (United Kingdom)	3.327	(c)	12/15/50	399,141
		Paragon Mortgages No. 13 PLC
EUR	500	3 Month EURIBOR + 0.38%	0.051	(c)	01/15/39	538,166
GBP	200	3 Month GBP LIBOR + 0.40%	0.779	(c)	01/15/39	246,281
	500	3 Month GBP LIBOR + 0.80%	1.179	(c)	01/15/39	613,880
	200	Paragon Mortgages No. 22 PLC, 3 Month GBP LIBOR + 1.65% (United Kingdom)	1.977	(c)	09/15/42	266,371
		RALI Trust
	$163		5.50		04/25/22	164,797
	884		6.00		05/25/36 - 11/25/36	801,229
	268	RBSSP Resecuritization Trust (b)	17.453	(c)	09/26/37	463,644
	554	Reperforming Loan REMIC Trust (b)	8.50		06/25/35	587,763
	15,604	Residential Asset Securitization Trust, IO	0.50		04/25/37	488,043

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  October 31, 2017 continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
	$500	RESIMAC, 1 Month USD LIBOR + 1.45% (Australia) (b)	2.687	(c)%	09/11/48	$501,047
EUR	671	ResLoC UK PLC, 3 Month EURIBOR + 0.45% (United Kingdom)	0.121	(c)	12/15/43	685,680
	$200	Seasoned Credit Risk Transfer Trust (b)	4.00	(c)	08/25/56	187,625
	74	Structured Adjustable Rate Mortgage Loan Trust	3.566	(c)	06/25/37	72,151
		Structured Asset Mortgage Investments II Trust
	152		1.575	(c)	04/19/35	145,314
	179	1 Month USD LIBOR + 0.46%	1.698	(c)	05/25/45	167,388
	104	Structured Asset Securities Corp.	6.00		05/25/34	105,622
		Structured Asset Securities Corp. Mortgage Pass-Through Certificates
	386		4.75		10/25/34	396,635
	582		5.50		10/25/33	587,963
	249	Structured Asset Securities Corp. Trust, 1 Month USD LIBOR + 0.25%	1.488	(c)	07/25/35	231,812
GBP	250	Trinity Square PLC, 3 Month GBP LIBOR + 3.40% (United Kingdom)	3.779	(c)	07/15/51	343,809
EUR	570	UCI 16 FTA, 3 Month EURIBOR + 0.15% (Spain)	0.00	(c)	06/16/49	590,283
		Washington Mutual Mortgage Pass-Through Certificates Trust
	$257	12 Month Treasury Average + 0.76%	1.704	(c)	04/25/47	232,001
	446	12 Month Treasury Average + 0.96%	1.904	(c)	08/25/46	328,916
	249		3.302	(c)	09/25/33	254,414
	225	Wells Fargo Mortgage-Backed Securities Trust	3.365	(c)	06/25/33	227,725
		Total Mortgages - Other (Cost $29,776,479)				32,425,493
		Short-Term Investments (16.0%)
		U.S. Treasury Security (0.7%)
	820	U.S. Treasury Bill (e)(f) (Cost $815,636)	1.191		04/26/18	815,382
NUMBER OF SHARES (000)
		Investment Company (11.2%)
	12,580	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (See Note 9) (Cost $12,580,467)				12,580,467

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  October 31, 2017 continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
	Certificates of Deposit (4.1%)
	Domestic Bank (2.3%)
$2,580	Wells Fargo Bank NA, 1 Month USD LIBOR + 0.13%	1.369	(c)%	12/19/17	$2,580,000
	International Banks (1.8%)
990	Macquarie Bank Ltd., 1 Month USD LIBOR + 0.21% (Australia)	1.199	(c)	02/15/18	990,434
1,020	Nordea Bank AB (Sweden)	1.215		11/07/17	1,020,000
					2,010,434
	Total Certificates of Deposit (Cost $4,590,000)				4,590,434
	Total Short-Term Investments (Cost $17,986,103)				17,986,283
	Total Investments (Cost $123,582,235) (g)(h)			114.4%	128,259,574
	Liabilities in Excess of Other Assets			(14.4)	(16,145,153)
	Net Assets			100.0%	$112,114,421

  CLO  Collateralized Loan Obligation.

  EURIBOR  Euro Interbank Offered Rate.

  IO  Interest Only.

  LIBOR  London Interbank Offered Rate.

  PAC  Planned Amortization Class.

  REMIC  Real Estate Mortgage Investment Conduit.

  STRIPS  Separate Trading of Registered Interest and Principal of Securities.

  TBA  To Be Announced.

  (a)  Security is subject to delayed delivery.

  (b)  144A security - Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

  (c)  Floating or Variable rate securities: The rates disclosed are as of October 31, 2017. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

  (d)  Inverse Floating Rate Security - Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at October 31, 2017.

  (e)  All or a portion of the security was pledged to cover margin requirements for futures contracts.

  (f)  Rate shown is the yield to maturity at October 31, 2017.

  (g)  Securities are available for collateral in connection with securities purchased on a forward commitment basis, open foreign currency forward exchange contracts and futures contracts.

  (h)  At October 31, 2017, the aggregate cost for federal income tax purposes is $123,389,628. The aggregate gross unrealized appreciation is $5,362,203 and the aggregate gross unrealized depreciation is $684,864, resulting in net unrealized appreciation of $4,677,339.

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  October 31, 2017 continued

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at October 31, 2017:

COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Australia and New Zealand Banking Group		$10,403	GBP	7,945	11/10/17	$151
Bank of America NA		$2,089	EUR	1,767	11/10/17	(29)
Bank of America NA		$8,752	GBP	6,576	11/10/17	(16)
Barclays Bank PLC	EUR	355,615		$421,580	11/10/17	7,171
Barclays Bank PLC	EUR	6,399,327		$7,524,214	11/10/17	66,886
Barclays Bank PLC		$9,169	GBP	6,902	11/10/17	1
HSBC Bank PLC	GBP	2,885,756		$3,836,849	11/10/17	3,278
						$77,442

Futures Contracts:

The Fund had the following futures contracts open at October 31, 2017:

	NUMBER OF CONTRACTS	EXPIRATION DATE	NOTIONAL AMOUNT (000)	VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Long:
U.S. Treasury 30 yr. Bond	55	Dec-17	5,500	$8,385,781	$(155,638)
U.S. Treasury 10 yr. Ultra Long Bond	40	Dec-17	4,000	5,356,875	(81,875)
U.S. Treasury 10 yr. Note	12	Dec-17	1,200	1,499,250	(20,156)
U.S. Treasury Ultra Bond	8	Dec-17	800	1,318,250	(26,307)
Short:
U.S. Treasury 2 yr. Note	13	Dec-17	(2,600)	(2,799,672)	11,021
U.S. Treasury 5 yr. Note	32	Dec-17	(3,200)	(3,750,000)	2,906
					$(270,049)

Currency Abbreviations:

EUR   Euro.

GBP   British Pound.

USD  United States Dollar.

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Financial Statements

Statement of Assets and Liabilities October 31, 2017

Assets:
Investments in securities, at value (cost $110,420,630)	$115,094,552
Investments in affiliates, at value (cost $13,161,605)	13,165,022
Total investments in securities, at value (cost $123,582,235)	128,259,574
Unrealized appreciation on open foreign currency forward exchange contracts	77,487
Cash	4,640
Receivable from Adviser	23,176
Receivable for:
Investments sold	10,705,555
Interest and paydown	371,087
Shares of beneficial interest sold	135,879
Interest and dividends from affiliate	11,359
Variation margin on open futures contracts	6,952
Prepaid expenses and other assets	63,420
Total Assets	139,659,129
Liabilities:
Unrealized depreciation on open foreign currency forward exchange contracts	45
Payable for:
Investments purchased	27,323,269
Trustees' fees	47,978
Shares of beneficial interest redeemed	38,088
Transfer and sub transfer agent fees	26,772
Dividends to shareholders	18,990
Distribution fee	14,622
Administration fee	156
Accrued expenses and other payables	74,788
Total Liabilities	27,544,708
Net Assets	$112,114,421
Composition of Net Assets:
Paid-in-capital	$107,802,521
Net unrealized appreciation	4,484,695
Dividends in excess of net investment income	(148,052)
Accumulated net realized loss	(24,743)
Net Assets	$112,114,421
Class A Shares:
Net Assets	$55,571,761
Shares Outstanding (unlimited shares authorized, $0.01 par value)	6,426,497
Net Asset Value Per Share	$8.65
Maximum Offering Price Per Share, (net asset value plus 4.44% of net asset value)	$9.03
Class B Shares:
Net Assets	$205,546
Shares Outstanding (unlimited shares authorized, $0.01 par value)	24,307
Net Asset Value Per Share	$8.46
Class L Shares:
Net Assets	$1,904,415
Shares Outstanding (unlimited shares authorized, $0.01 par value)	222,164
Net Asset Value Per Share	$8.57
Class I Shares:
Net Assets	$52,053,566
Shares Outstanding (unlimited shares authorized, $0.01 par value)	6,125,329
Net Asset Value Per Share	$8.50
Class C Shares:
Net Assets	$2,379,133
Shares Outstanding (unlimited shares authorized, $0.01 par value)	277,301
Net Asset Value Per Share	$8.58

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Financial Statements continued

Statement of Operations For the year ended October 31, 2017

Net Investment Income: Income
Interest	$4,517,517
Interest and dividends from affiliates (Note 9)	76,072
Total Income	4,593,589
Expenses
Advisory fee (Note 4)	474,410
Professional fees	162,882
Distribution fee (Class A shares) (Note 5)	132,401
Distribution fee (Class B shares) (Note 5)	2,269
Distribution fee (Class L shares) (Note 5)	9,852
Distribution fee (Class C shares) (Note 5)	12,516
Sub transfer agent fees and expenses (Class A shares)	49,649
Sub transfer agent fees and expenses (Class B shares)	281
Sub transfer agent fees and expenses (Class L shares)	1,615
Sub transfer agent fees and expenses (Class I shares)	45,660
Sub transfer agent fees and expenses (Class C shares)	708
Administration fee (Note 4)	80,751
Registration fees	76,036
Shareholder reports and notices	49,009
Transfer agent fees and expenses (Class A shares) (Note 7)	31,804
Transfer agent fees and expenses (Class B shares) (Note 7)	2,171
Transfer agent fees and expenses (Class L shares) (Note 7)	2,437
Transfer agent fees and expenses (Class I shares) (Note 7)	3,399
Transfer agent fees and expenses (Class C shares) (Note 7)	2,686
Custodian fees (Note 8)	35,801
Trustees' fees and expenses	5,189
Other	65,456
Total Expenses	1,246,982
Less: waiver of Advisory fees (Note 4)	(226,457)
Less: reimbursement of class specific expenses (Class A shares) (Note 4)	(54,971)
Less: reimbursement of class specific expenses (Class B shares) (Note 4)	(2,051)
Less: reimbursement of class specific expenses (Class L shares) (Note 4)	(2,080)
Less: reimbursement of class specific expenses (Class I shares) (Note 4)	(49,059)
Less: reimbursement of class specific expenses (Class C shares) (Note 4)	(2,143)
Less: rebate from Morgan Stanley affiliated cash sweep (Note 9)	(14,867)
Less: expenses reimbursed by Adviser	(9,079)
Less: waiver of Administration fees (Note 4)	(7,409)
Net Expenses	878,866
Net Investment Income	3,714,723
Realized and Unrealized Gain (Loss): Realized Gain (Loss) on:
Investments	467,886
Investments in affiliates (Note 9)	4,679
Futures contracts	(88,292)
Swap agreements	(73,253)
Foreign currency forward exchange contracts	(282,279)
Foreign currency translation	1,640
Net Realized Gain	30,381
Change in Unrealized Appreciation (Depreciation) on:
Investments	1,080,807
Investments in affiliates (Note 9)	9,679
Futures contracts	139,357
Swap agreements	14,770
Foreign currency forward exchange contracts	(337,864)
Foreign currency translation	331
Net Change in Unrealized Appreciation (Depreciation)	907,080
Net Gain	937,461
Net Increase	$4,652,184

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE YEAR ENDED OCTOBER 31, 2017	FOR THE YEAR ENDED OCTOBER 31, 2016
Increase (Decrease) in Net Assets: Operations:
Net investment income	$3,714,723	$3,660,263
Net realized gain	30,381	3,093,318
Net change in unrealized appreciation (depreciation)	907,080	(246,217)
Net Increase	4,652,184	6,507,364
Dividends and Distributions to Shareholders from:
Net investment income
Class A shares	(1,630,026)	(2,705,386)
Class B shares	(7,123)	(16,881)
Class L shares	(56,892)	(114,018)
Class I shares	(1,493,145)	(2,171,320)
Class C shares	(28,363)	(28,639)
Paid-in-capital
Class A shares	(295,350)	—
Class B shares	(1,291)	—
Class L shares	(10,308)	—
Class I shares	(270,549)	—
Class C shares	(5,139)	—
Total Dividends and Distributions	(3,798,186)	(5,036,244)
Net increase from transactions in shares of beneficial interest	12,190,343	2,756,292
Net Increase	13,044,341	4,227,412
Net Assets:
Beginning of period	99,070,080	94,842,668
End of Period (Including dividends in excess of net investment income of $(148,052) and $(307,139))	$112,114,421	$99,070,080

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  October 31, 2017

1. Organization and Accounting Policies

Morgan Stanley Mortgage Securities Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund applies investment company accounting and reporting guidance. The Fund's investment objective is to seek a high level of current income. The Fund was organized as a Massachusetts business trust on November 20, 1986 and commenced operations on March 31, 1987. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class L shares, Class I shares and Class C shares. The five classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, most Class B shares, and most Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class L shares and Class I shares are not subject to a sales charge. Additionally, Class A shares, Class B shares, Class L shares and Class C shares incur distribution expenses.

The Fund suspended offering Class B and Class L shares to all investors (February 25, 2013 and April 30, 2015, respectively). Class B and Class L shareholders of the Fund do not have the option of purchasing additional Class B or Class L shares. However, the existing Class B and Class L shareholders may invest through reinvestment of dividends and distributions.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) Certain portfolio securities may be valued by an outside pricing service/vendor approved by the Fund's Board of Trustees (the "Trustees"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads, and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (2) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  October 31, 2017 continued

foreign market on which the securities trade) and the close of business on the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (3) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (4) over-the-counter ("OTC") swaps may be valued by an outside pricing service approved by the Trustees or quotes from a broker or dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Fund's Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Fund's Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  October 31, 2017 continued

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily as earned.

C. When-Issued/Delayed Delivery Securities — The Fund may purchase or sell when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price, and no income accrues to the Fund on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or more after the date of the transaction. When the Fund enters into a purchase transaction on a when-issued or delayed delivery basis, securities are available for collateral in an amount at least equal in value to the Fund's commitments to purchase such securities. Purchasing securities on a when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when-issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains (losses) may have on the Fund.

D. Multiple Class Allocations — Investment income, realized and unrealized gain (loss), and non-class specific expenses are allocated daily based upon the proportion of net assets of each class. Class specific expenses are borne by the respective share classes and include Distribution, Transfer Agent and Sub Transfer Agent fees.

E. Foreign Currency Translation and Foreign Investments — The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

— investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

— investment transactions and investment income at the prevailing rates of exchange on the dates of  such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  October 31, 2017 continued

and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

F. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

G. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

H. Indemnifications — The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

2. Fair Valuation Measurements

Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  October 31, 2017 continued

purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 — unadjusted quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, ifnecessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of October 31, 2017.

INVESTMENT TYPE	LEVEL 1 UNADJUSTED QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS	TOTAL
Assets:
Fixed Income Securities
Agency Fixed Rate Mortgages	$—	$31,821,079	$—	$31,821,079
Asset-Backed Securities	—	31,796,683	—	31,796,683
Collateralized Mortgage Obligations — Agency Collateral Series	—	4,715,099	—	4,715,099
Commercial Mortgage-Backed Securities	—	9,293,124	—	9,293,124
Corporate Bond	—	221,813	—	221,813
Mortgages — Other	—	32,425,493	—	32,425,493
Total Fixed Income Securities	—	110,273,291	—	110,273,291
Short-Term Investments
U.S. Treasury Security	—	815,382	—	815,382
Investment Company	12,580,467	—	—	12,580,467
Certificates of Deposit	—	4,590,434	—	4,590,434
Total Short-Term Investments	12,580,467	5,405,816	—	17,986,283

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  October 31, 2017 continued

INVESTMENT TYPE	LEVEL 1 UNADJUSTED QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS	TOTAL
Foreign Currency Forward Exchange Contracts	$—	$77,487	$—	$77,487
Futures Contracts	13,927	—	—	13,927
Total Assets	12,594,394	115,756,594	—	128,350,988
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(45)	—	(45)
Futures Contracts	(283,976)	—	—	(283,976)
Total Liabilities	(283,976)	(45)	—	(284,021)
Total	$12,310,418	$115,756,549	$—	$128,066,967

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of October 31, 2017, the Fund did not have any investments transfer between investment levels.

3. Derivatives

The Fund may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  October 31, 2017 continued

portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Foreign Currency Forward Exchange Contracts — In connection with its investments in foreign securities, the Fund entered into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Fund's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

Futures — A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  October 31, 2017 continued

are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return, and the potential loss from futures contracts can exceed the Fund's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with which the Fund has open positions in the futures contract.

Swaps — The Fund may enter into OTC swap contracts or cleared swap transactions. An OTC swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund's obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions may help reduce counterparty credit risk. In a cleared swap, the Fund's ultimate counterparty is a clearinghouse rather than a swap dealer, bank or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for OTC swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Both OTC and cleared swaps could result in losses if interest rates, foreign currency exchange rates or other factors are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. During the period swap agreements are open, payments are received from or made to the clearinghouse or counterparty based upon changes in the value of the contract (variation margin). The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange-trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis.

When the Fund has an unrealized loss on a swap agreement, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. If applicable, cash collateral is included with "Due from (to) broker" in the Statement of Assets and Liabilities. As of October 31, 2017, the Fund did not have any open swap agreements.

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Notes to Financial Statements  ■  October 31, 2017 continued

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of October 31, 2017.

PRIMARY RISK EXPOSURE	ASSET DERIVATIVES STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE		LIABILITY DERIVATIVES STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
Interest Rate Risk	Variation margin on open futures contract	$13,927	(a)	Variation margin on open futures contracts	$(283,976	)(a)
Currency Risk	Unrealized appreciation on open foreign currency forward exchange contracts	77,487		Unrealized depreciation on open foreign currency forward exchange contracts	(45)
		$91,414			$(284,021)

(a)  Includes cumulative appreciation (depreciation) as reported in the Portfolio of Investments. Only current day's net variation margin is reported within the Statement of Assets and Liabilities.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the year ended October 31, 2017 in accordance with ASC 815.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES

PRIMARY RISK EXPOSURE	FUTURES CONTRACTS	FOREIGN CURRENCY FORWARD EXCHANGE CONTRACTS	SWAP AGREEMENTS
Interest Rate Risk	$(88,292)	—	$(73,253)
Currency Risk	—	$(282,279)	—
Total	$(88,292)	$(282,279)	$(73,253)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES

PRIMARY RISK EXPOSURE	FUTURES CONTRACTS	FOREIGN CURRENCY FORWARD EXCHANGE CONTRACTS	SWAP AGREEMENTS
Interest Rate Risk	$139,357	—	$14,770
Currency Risk	—	$(337,864)	—
Total	$139,357	$(337,864)	$14,770

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Notes to Financial Statements  ■  October 31, 2017 continued

At October 31, 2017, the Fund's derivative assets and liabilities are as follows:

GROSS AMOUNTS OF ASSETS AND LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS AND LIABILITIES

DERIVATIVES (b)	ASSETS (c)	LIABILITIES (c)
Foreign Currency Forward Exchange Contracts	$77,487	$(45)

(b)  Excludes exchange traded derivatives.

(c)  Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following tables present derivative financial instruments that are subject to enforceable netting arrangements as of October 31, 2017.

GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES

COUNTERPARTY	GROSS ASSET DERIVATIVES PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENT	COLLATERAL RECEIVED	NET AMOUNT (NOT LESS THAN $0)
Australia and New Zealand Banking Group	$151	$—	$—	$151
Barclays Bank PLC	74,058	—	—	74,058
HSBC Bank PLC	3,278	—	—	3,278
Total	$77,487	$—	$—	$77,487

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  October 31, 2017 continued

GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
COUNTERPARTY	GROSS LIABILITY DERIVATIVES PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENT	COLLATERAL PLEDGED	NET AMOUNT (NOT LESS THAN $0)
Bank of America NA	$45	$—	$—	$45

For the year ended October 31, 2017, the average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$18,675,062
Futures Contracts:
Average monthly original value	$41,103,497
Swap Agreements:
Average monthly notional amount	$5,414,983

4. Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with the Adviser, the Fund pays an advisory fee, accrued daily and paid monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.47% to the portion of the daily net assets not exceeding $1 billion; 0.445% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.42% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.395% to the portion of the daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.37% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $5 billion; 0.345% to the portion of the daily net assets exceeding $5 billion but not exceeding $7.5 billion; 0.32% to the portion of the daily net assets exceeding $7.5 billion but not exceeding $10 billion; 0.295% to the portion of the daily net assets exceeding $10 billion but not exceeding $12.5 billion; and 0.27% to the portion of the daily net assets exceeding $12.5 billion. For the year ended October 31, 2017, the advisory fee rate (net of waivers/rebate) was equivalent to an annual effective rate of 0.23% of the Fund's average daily net assets.

The Adviser also serves as the Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

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Notes to Financial Statements  ■  October 31, 2017 continued

The Adviser/Administrator has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund so that total annual operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00% for Class A, 1.70% for Class B, 1.30% for Class L, 0.70% for Class I and 1.80% for Class C. These fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time that the Trustees act to discontinue all or a portion of such waivers and/or expense reimbursements when they deem such action is appropriate. For the year ended October 31, 2017, $226,457 of advisory fees and $7,409 of administration fees were waived, and $119,383 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

5. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distribution, Inc. (the "Distributor"), an affiliate of the Adviser/Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A — up to 0.25% of the average daily net assets of Class A shares; (ii) Class B — up to 0.85% of the average daily net assets of Class B shares; (iii) Class L — up to 0.50% of the average daily net assets of Class L shares; and (iv) Class C — up to 1.00% of the average daily net assets of Class C shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may or may not be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $9,180,537 at October 31, 2017.

In the case of Class A shares, Class L shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25%, 0.50% and 1.00% of the average daily net assets of Class A shares, Class L shares and Class C shares, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales commission credited to Financial Intermediaries at the time of sale may be reimbursed in the subsequent calendar year. For the year ended October 31, 2017, the distribution fee was accrued for Class A shares and Class L shares at the annual rate of 0.25% and 0.50%, and 1.00%, respectively.

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Notes to Financial Statements  ■  October 31, 2017 continued

The Distributor has informed the Fund that for the year ended October 31, 2017, it received $20,071 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

6. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE YEAR ENDED OCTOBER 31, 2017		FOR THE YEAR ENDED OCTOBER 31, 2016
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	1,282,637	$11,002,141	1,317,274	$11,058,230
Conversion from Class B	7,564	64,134	5,416	45,584
Reinvestment of dividends	220,668	1,886,135	309,653	2,608,000
Redeemed	(1,243,282)	(10,649,082)	(1,903,549)	(16,053,059)
Net increase (decrease) — Class A	267,587	2,303,328	(271,206)	(2,341,245)
CLASS B SHARES
Exchanged	1,218	10,224	1,607	13,223
Conversion to Class A	(7,728)	(64,134)	(5,534)	(45,584)
Reinvestment of dividends	1,017	8,414	2,020	16,643
Redeemed	(11,692)	(98,537)	(11,641)	(95,939)
Net decrease — Class B	(17,185)	(144,033)	(13,548)	(111,657)
CLASS L SHARES
Exchanged	7,802	65,228	693	5,778
Reinvestment of dividends	7,928	67,132	13,432	112,154
Redeemed	(51,503)	(431,518)	(111,229)	(928,520)
Net decrease — Class L	(35,773)	(299,158)	(97,104)	(810,588)
CLASS I SHARES
Sold	3,330,873	28,007,913	1,808,693	14,971,455
Reinvestment of dividends	183,518	1,542,435	237,321	1,964,720
Redeemed	(2,475,746)	(20,780,339)	(1,405,907)	(11,618,491)
Net increase — Class I	1,038,645	8,770,009	640,107	5,317,684
CLASS C SHARES
Sold	189,075	1,616,914	103,076	858,077
Reinvestment of dividends	3,874	32,919	3,301	27,609
Redeemed	(10,488)	(89,636)	(22,004)	(183,588)
Net increase — Class C	182,461	1,560,197	84,373	702,098
Net increase in Fund	1,435,735	$12,190,343	342,622	$2,756,292

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Notes to Financial Statements  ■  October 31, 2017 continued

7. Dividend Disbursing and Transfer Agent

The Fund's dividend disbursing and transfer agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Fund pays BFDS a fee based on the number of classes, accounts and transactions relating to the Fund.

8. Custodian Fees

State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

9. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the year ended October 31, 2017, aggregated $295,820,247 and $282,384,048, respectively. Included in the aforementioned are purchases and sales of U.S. Government securities of $258,844,906 and $252,723,677, respectively.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds – Government Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the year ended October 31, 2017, advisory fees paid were reduced by $14,867 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of the Liquidity Funds during the year ended October 31, 2017 is as follows:

AFFILIATED INVESTMENT COMPANY	VALUE OCTOBER 31, 2016	PURCHASES AT COST	PROCEEDS FROM SALES/ PAYDOWNS	INTEREST/ DIVIDEND INCOME	REALIZED GAIN (LOSS)	CHANGE IN UNREALIZED APPRECIATION	VALUE OCTOBER 31, 2017
Liquidity Funds	$7,259,567	$56,816,388	$51,495,488	$64,093	—	—	$12,580,467
Morgan Stanley Dean Witter Capital I, Inc. Trust	$280,336	$400,746	$110,884	$11,979	$4,679	$9,679	$584,555

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  October 31, 2017 continued

benefits growth due to increases to compensation after July 31, 2003. At October 31, 2017, the Fund had an accrued pension liability of $47,978, which is reflected as "Trustees' fees" in the Statement of Assets and Liabilities.

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the year ended October 31, 2017, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

10. Federal Income Tax Status

It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended October 31, 2017, remains subject to examination by taxing authorities.

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  October 31, 2017 continued

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2017 and 2016 was as follows:

2017 DISTRIBUTIONS PAID FROM:		2016 DISTRIBUTIONS PAID FROM:
ORDINARY INCOME	PAID-IN- CAPITAL	ORDINARY INCOME
$3,215,549	$582,637	$5,036,244

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to gains/losses on paydowns, swaps and foreign currency and an expired capital loss carryforward, resulted in the following reclassifications among the Fund's components of net assets at October 31, 2017:

DIVIDENDS IN EXCESS OF NET INVESTMENT INCOME	ACCUMULATED NET REALIZED LOSS	PAID-IN-CAPITAL
$(340,087)	$7,283,238	$(6,943,151)

At October 31, 2017, the Fund had no distributable earnings on a tax basis.

At October 31, 2017, the Fund had available for federal income tax purposes unused short-term capital losses of $294,792 that do not have an expiration date.

During the year ended October 31, 2017, capital loss carryforwards of $6,943,151 expired for federal income tax purposes.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.During the year ended October 31, 2017, the Fund utilized capital loss carryforwards for U.S. federal income tax purposes of $533,451.

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  October 31, 2017 continued

11. Purposes of and Risks Relating to Certain Financial Instruments

The Fund may invest in mortgage securities, including securities issued by the Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC"). These are fixed income securities that derive their value from or represent interests in a pool of mortgages or mortgage securities. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include sub-prime mortgages. Sub-prime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages. The securities held by the Fund are not backed by sub-prime mortgages.

Additionally, securities issued by FNMA and FHLMC are not backed by or entitled to the full faith and credit of the United States; rather, they are supported by the right of the issuer to borrow from the U.S. Department of the Treasury.

The Federal Housing Finance Agency ("FHFA") serves as conservator of FNMA and FHLMC and the U.S. Department of the Treasury has agreed to provide capital as needed to ensure FNMA and FHLMC continue to provide liquidity to the housing and mortgage markets.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

12. Credit Facility

The Fund and other Morgan Stanley funds participated in a $150,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month libor LIBOR plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the year ended October 31, 2017, the Fund did not have any borrowings under the Facility.

13. Other

At October 31, 2017, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 53.8%.

Morgan Stanley Mortgage Securities Trust

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE YEAR ENDED OCTOBER 31,
	2017		2016(1)		2015		2014		2013
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$8.58		$8.46		$8.69		$8.80		$8.96
Income (loss) from investment operations:
Net investment income	0.29		0.33		0.31		0.25		0.18
Net realized and unrealized gain (loss)	0.09		0.21		(0.06)		0.25		0.08
Total income from investment operations	0.38		0.54		0.25		0.50		0.26
Less distributions from:
Net investment income	(0.27)		(0.42)		(0.48)		(0.61)		(0.42)
Paid-in-capital	(0.04)		—		—		—		—
Total distributions	(0.31)		(0.42)		(0.48)		(0.61)		(0.42)
Net asset value, end of period	$8.65		$8.58		$8.46		$8.69		$8.80
Total Return(2)	4.55%		6.70	%(3)	2.83%		5.80%		2.95%
Ratios to Average Net Assets:
Net expenses	0.99	%(4)(5)	0.99	%(4)(5)	0.99	%(4)(5)	0.99	%(4)(5)	0.99	%(4)(5)
Net investment income	3.54	%(4)(5)	3.58	%(4)(5)	2.44	%(4)(5)	2.78	%(4)(5)	2.10	%(4)(5)
Rebate from Morgan Stanley affiliate	0.01%		0.01%		0.01%		0.01%		0.00	%(6)
Supplemental Data:
Net assets, end of period, in thousands	$55,572		$52,840		$54,369		$57,325		$60,167
Portfolio turnover rate	284%		253%		299%		135%		97%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class A shares. The annualized expense and net investment income ratios would be unchanged as the reimbursement of custodian fees was offset against current period expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(3)  Performance was positively impacted by approximately 1.24% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class A shares would have been approximately 5.46%.

(4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(5)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income ratios, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2017	1.34%	3.19%
October 31, 2016	1.30	3.27
October 31, 2015	1.56	1.87
October 31, 2014	1.35	2.42
October 31, 2013	1.61	1.48

(6)  Amount is less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Financial Highlights continued

	FOR THE YEAR ENDED OCTOBER 31,
	2017		2016(1)		2015		2014		2013
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$8.39		$8.27		$8.51		$8.62		$8.78
Income (loss) from investment operations:
Net investment income	0.23		0.27		0.25		0.19		0.13
Net realized and unrealized gain (loss)	0.10		0.21		(0.06)		0.25		0.08
Total income from investment operations	0.33		0.48		0.19		0.44		0.21
Less distributions from:
Net investment income	(0.22)		(0.36)		(0.43)		(0.55)		(0.37)
Paid-in-capital	(0.04)		—		—		—		—
Total distributions	(0.26)		(0.36)		(0.43)		(0.55)		(0.37)
Net asset value, end of period	$8.46		$8.39		$8.27		$8.51		$8.62
Total Return(2)	3.98%		6.01	%(3)	2.19%		5.23%		2.40%
Ratios to Average Net Assets:
Net expenses	1.69	%(4)(5)	1.69	%(4)(5)	1.69	%(4)(5)	1.69	%(4)(5)	1.61	%(4)(5)
Net investment income	3.01	%(4)(5)	2.99	%(4)(5)	1.91	%(4)(5)	2.08	%(4)(5)	1.60	%(4)(5)
Rebate from Morgan Stanley affiliate	0.01%		0.01%		0.01%		0.01%		0.00	%(6)
Supplemental Data:
Net assets, end of period, in thousands	$206		$348		$455		$817		$1,119
Portfolio turnover rate	284%		253%		299%		135%		97%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class B shares. The annualized expense and net investment income ratios would be unchanged as the reimbursement of custodian fees was offset against current period expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(3)  Performance was positively impacted by approximately 1.14% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class B shares would have been approximately 4.87%.

(4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(5)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income ratios, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2017	2.71%	1.99%
October 31, 2016	2.52	2.16
October 31, 2015	2.59	1.01
October 31, 2014	2.14	1.63
October 31, 2013	2.28	0.93

(6)  Amount is less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Financial Highlights continued

	FOR THE YEAR ENDED OCTOBER 31,
	2017		2016(1)		2015		2014		2013
Class L Shares
Selected Per Share Data:
Net asset value, beginning of period	$8.51		$8.38		$8.62		$8.73		$8.89
Income (loss) from investment operations:
Net investment income	0.26		0.30		0.28		0.22		0.15
Net realized and unrealized gain (loss)	0.09		0.22		(0.06)		0.25		0.08
Total income from investment operations	0.35		0.52		0.22		0.47		0.23
Less distributions from:
Net investment income	(0.25)		(0.39)		(0.46)		(0.58)		(0.39)
Paid-in-capital	(0.04)		—		—		—		—
Total distributions	(0.29)		(0.39)		(0.46)		(0.58)		(0.39)
Net asset value, end of period	$8.57		$8.51		$8.38		$8.62		$8.73
Total Return(2)	4.17%		6.45	%(3)	2.55%		5.55%		2.60%
Ratios to Average Net Assets:
Net expenses	1.29	%(4)(5)	1.29	%(4)(5)	1.29	%(4)(5)	1.29	%(4)(5)	1.36	%(4)(5)
Net investment income	3.30	%(4)(5)	3.33	%(4)(5)	2.18	%(4)(5)	2.48	%(4)(5)	1.76	%(4)(5)
Rebate from Morgan Stanley affiliate	0.01%		0.01%		0.01%		0.01%		0.00	%(6)
Supplemental Data:
Net assets, end of period, in thousands	$1,904		$2,194		$2,976		$3,004		$4,290
Portfolio turnover rate	284%		253%		299%		135%		97%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class L shares. The annualized expense and net investment income ratios would be unchanged as the reimbursement of custodian fees was offset against current period expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period. Effective February 25, 2013, Class C shares were renamed Class L shares. Class C shares held for less than one year were subject to a 1.0% contingent deferred sales charge. The contingent deferred sales charge on Class L shares was eliminated effective February 25, 2013.

(3)  Performance was positively impacted by approximately 1.25% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class L shares would have been approximately 5.20%.

(4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(5)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income ratios, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2017	1.65%	2.94%
October 31, 2016	1.58	3.04
October 31, 2015	1.79	1.68
October 31, 2014	1.59	2.18
October 31, 2013	1.98	1.14

(6)  Amount is less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Financial Highlights continued

	FOR THE YEAR ENDED OCTOBER 31,
	2017		2016(1)		2015		2014		2013
Class I Shares
Selected Per Share Data:
Net asset value, beginning of period	$8.43		$8.31		$8.55		$8.66		$8.81
Income (loss) from investment operations:
Net investment income	0.31		0.35		0.34		0.27		0.21
Net realized and unrealized gain (loss)	0.10		0.21		(0.07)		0.25		0.08
Total income from investment operations	0.41		0.56		0.27		0.52		0.29
Less distributions from:
Net investment income	(0.30)		(0.44)		(0.51)		(0.63)		(0.44)
Paid-in-capital	(0.04)		—		—		—		—
Total distributions	(0.34)		(0.44)		(0.51)		(0.63)		(0.44)
Net asset value, end of period	$8.50		$8.43		$8.31		$8.55		$8.66
Total Return(2)	4.96%		7.04	%(3)	3.19%		6.23%		3.39%
Ratios to Average Net Assets:
Net expenses	0.68	%(4)(5)	0.69	%(4)(5)	0.69	%(4)(5)	0.69	%(4)(5)	0.74	%(4)(5)
Net investment income	3.89	%(4)(5)	3.95	%(4)(5)	2.31	%(4)(5)	3.08	%(4)(5)	2.39	%(4)(5)
Rebate from Morgan Stanley affiliate	0.02%		0.01%		0.01%		0.01%		0.00	%(6)
Supplemental Data:
Net assets, end of period, in thousands	$52,054		$42,881		$36,954		$5,746		$6,491
Portfolio turnover rate	284	%(7)	253%		299%		135%		97%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The annualized expense and net investment income ratios would be unchanged as the reimbursement of custodian fees was offset against current period expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Calculated based on the net asset value as of the last business day of the period.

(3)  Performance was positively impacted by approximately 1.26% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class I shares would have been approximately 5.78%.

(4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(5)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income ratios, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2017	1.05%	3.52%
October 31, 2016	1.02	3.62
October 31, 2015	1.33	1.67
October 31, 2014	1.07	2.70
October 31, 2013	1.42	1.71

(6)  Amount is less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Financial Highlights continued

	FOR THE YEAR ENDED OCTOBER 31,				PERIOD FROM
					APRIL 30, 2015(2) TO
	2017		2016(1)		OCTOBER 31, 2015
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$8.51		$8.38		$8.59
Income (loss) from investment operations:
Net investment income	0.22		0.26		0.02
Net realized and unrealized gain (loss)	0.09		0.22		(0.04)
Total income (loss) from investment operations	0.31		0.48		(0.02)
Less distributions from:
Net investment income	(0.20)		(0.35)		(0.19)
Paid-in-capital	(0.04)		—		—
Total distributions	(0.24)		(0.35)		(0.19)
Net asset value, end of period	$8.58		$8.51		$8.38
Total Return(3)	3.73%		5.91	%(4)	(0.24	)%(7)
Ratios to Average Net Assets:
Net expenses	1.78	%(5)(6)	1.79	%(5)(6)	1.78	%(5)(6)(8)
Net investment income (loss)	2.68	%(5)(6)	2.78	%(5)(6)	(0.26	)%(5)(6)(8)
Rebate from Morgan Stanley affiliate	0.02%		0.01%		0.02	%(8)
Supplemental Data:
Net assets, end of period, in thousands	$2,379		$807		$88
Portfolio turnover rate	284%		253%		299%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class C shares. The annualized expense and net investment income ratios would be unchanged as the reimbursement of custodian fees was offset against current period expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Commencement of Offering.

(3)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(4)  Performance was positively impacted by approximately 1.24% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class C shares would have been approximately 4.67%.

(5)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(6)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income (loss) ratios, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME (LOSS) RATIO
October 31, 2017	2.21%	2.25%
October 31, 2016	2.22	2.35
October 31, 2015	15.90	(14.38)

(7)  Not annualized.

(8)  Annualized.

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
Morgan Stanley Mortgage Securities Trust

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Morgan Stanley Mortgage Securities Trust (the "Fund"), as of October 31, 2017, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the years or periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2017, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Mortgage Securities Trust at October 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the years or periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
December 21, 2017

Morgan Stanley Mortgage Securities Trust

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Adviser under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as presented to the Board by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as presented by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2016, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as presented by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. When a fund's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and,

Morgan Stanley Mortgage Securities Trust

Investment Advisory Agreement Approval (unaudited) continued

where appropriate, they discuss possible waivers and/or caps. The Board noted that the Fund's contractual management fee was higher than its peer group average, its actual management fee was lower than its peer group average and its total expense ratio was higher than its peer group average. After discussion, the Board concluded that the Fund's (i) performance was competitive with its peer group average; (ii) management fee was competitive with its peer group average; and (iii) total expense ratio was acceptable.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Morgan Stanley Mortgage Securities Trust

Investment Advisory Agreement Approval (unaudited) continued

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

Morgan Stanley Mortgage Securities Trust

Privacy Notice (unaudited)

Morgan Stanley Investment Management Inc.
An Important Notice Concerning Our U.S. Privacy Policy

We are required by federal law to provide you with a copy of our privacy policy annually. This policy applies to current and former individual investors in funds managed or sponsored by Morgan Stanley Investment Management Inc. ("MSIM") as well as current and former individual clients of MSIM. This policy is not applicable to partnerships, corporations, trusts or other non-individual clients or investors. Please note that we may amend this policy at any time, and will inform you of any changes as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Notice describes what non-public personal information we collect about you, why we collect it, when we may share it with others and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you to affiliated companies in the Morgan Stanley family of companies ("other Morgan Stanley companies"). It also discloses how you may limit use of certain shared information for marketing purposes by other Morgan Stanley branded companies. Throughout this policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

1. What Personal Information Do We Collect About You?

We obtain personal information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

For example:

•  We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through subscription documents, applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

Morgan Stanley Mortgage Securities Trust

Privacy Notice (unaudited) continued

•  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." Please consult the Terms of Use of these sites for more details.

2. When Do We Disclose Personal Information We Collect About You?

We may disclose personal information we collect about you to other Morgan Stanley companies and to non-affiliated third parties.

a. Information We Disclose to Other Morgan Stanley Companies. We may disclose personal information to other Morgan Stanley companies for a variety of reasons, including to manage your account(s) effectively, to service and process your transactions, to let you know about products and services offered by us and other Morgan Stanley companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from other Morgan Stanley companies are developed under conditions designed to safeguard your personal information.

b. Information We Disclose to Non-affiliated Third Parties. We do not disclose personal information that we collect about you to non-affiliated third parties except to those who provide marketing services on our behalf, to financial institutions with whom we have joint marketing agreements, and as otherwise required or permitted by law. For example, we may disclose personal information to non-affiliated third parties for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a non-affiliated third party, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose or as may be permitted or required by law.

3. How Do We Protect The Security And Confidentiality Of Personal Information We Collect About You?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

Morgan Stanley Mortgage Securities Trust

Privacy Notice (unaudited) continued

4. How Can You Limit The Sharing Of Certain Types Of Personal Information With Other Morgan Stanley Companies?

We offer you choices as to whether we share with other Morgan Stanley companies the personal information that was collected to determine your eligibility for products and services you request ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with other Morgan Stanley companies ("opt-out"), we may still share personal information, including eligibility information, with those companies in circumstances excluded from the opt-out under applicable law, such as to process transactions or to service your account.

5. How Can You Limit The Use Of Certain Types Of Personal Information By Other Morgan Stanley Companies For Marketing?

By following the opt-out instructions in Section 6 below, you may limit other Morgan Stanley branded companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit Other Morgan Stanley Companies from using personal information about you that we may share with them for marketing their products and services to you, Other Morgan Stanley Companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the Other Morgan Stanley Company has its own relationship with you.

6. How Can You Send Us An Opt-Out Instruction?

If you wish to limit our sharing of eligibility information about you with other Morgan Stanley companies or other Morgan Stanley companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 6p.m.(EST)

•  Writing to us at the following address:
Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

Morgan Stanley Mortgage Securities Trust

Privacy Notice (unaudited) continued

Your written request should include your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or if information used for Marketing (Section 5 above) or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party.

Your opt-out preference will remain in effect with respect to this policy (as it may be amended) until you notify us otherwise. If you have a joint account, your direction for us not to share this information with other Morgan Stanley companies and for those other Morgan Stanley companies not to use your personal information for marketing will be applied to all account holders on that account. Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about Morgan Stanley products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

7. What If An Affiliated Company Becomes A Non-Affiliated Third Party?

If, at any time in the future, an affiliated company becomes a non-affiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to non-affiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a non-affiliated third party.

Morgan Stanley Mortgage Securities Trust

Privacy Notice (unaudited) continued

Special Notice to Residents of Vermont
The following section supplements our policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above policy with respect to those clients only.
The state of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and non-affiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with non-affiliated third parties or other Morgan Stanley companies unless you provide us with your written consent to share such information ("opt-in").
If you wish to receive offers for investment products and services offered by or through other Morgan Stanley companies, please notify us in writing at the following address:
Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121
Your authorization should include your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third party.

Special Notice to Residents of California
The following section supplements our policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above policy with respect to those clients only.
In response to a California law, if your account has a California home address, your personal information will not be disclosed to non-affiliated third parties except as permitted by applicable California law, and we will limit sharing such information with our affiliates to comply with California privacy laws that apply to us.

Morgan Stanley Mortgage Securities Trust

Trustee and Officer Information (unaudited)

Independent Trustees:

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years and Other Relevant Professional Experience	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee***
Frank L. Bowman (73) c/o Perkins Coie LLP Counsel to the Independent Trustees 30 Rockefeller Plaza New York, NY 10112	Trustee	Since August 2006

President, Strategic Decisions, LLC (consulting) (since February 2009); Director or Trustee of various Morgan Stanley Funds (since August 2006); Chairperson of the Compliance and Insurance Committee (since October 2015); formerly, Chairperson of the Insurance Sub-Committee of the Compliance and Insurance Committee (2007-2015); served as President and Chief Executive Officer of the Nuclear Energy Institute (policy organization) (February 2005-November 2008); retired as Admiral, U.S. Navy after serving over 38 years on active duty including 8 years as Director of the Naval Nuclear Propulsion Program in the Department of the Navy and the U.S. Department of Energy (1996-2004); served as Chief of Naval Personnel (July 1994-September 1996) and on the Joint Staff as Director of Political Military Affairs (June 1992-July 1994); knighted as Honorary Knight Commander of the Most Excellent Order of the British Empire; awarded the Officier de l'Orde National du Mérite by the French Government; elected to the National Academy of Engineering (2009).

				90

Director of BP p.l.c.; Director of Naval and Nuclear Technologies LLP; Director Emeritus of the Armed Services YMCA; Director of the U.S. Naval Submarine League; Member of the National Security Advisory Council of the Center for U.S. Global Engagement and a member of the CNA Military Advisory Board; Chairman of the charity J Street Cup Golf; Trustee of Fairhaven United Methodist Church; and Director of other various non-profit organizations.

Kathleen A. Dennis (64) c/o Perkins Coie LLP Counsel to the Independent Trustees 30 Rockefeller Plaza New York, NY 10112	Trustee	Since August 2006	President, Cedarwood Associates (mutual fund and investment management consulting) (since July 2006); Chairperson of the Liquidity and Alternatives Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Morgan Stanley Funds (since August 2006); formerly, Senior Managing Director of Victory Capital Management (1993-2006).	91	Director of various non-profit organizations.

Morgan Stanley Mortgage Securities Trust

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years and Other Relevant Professional Experience	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee***
Nancy C. Everett (62) c/o Perkins Coie LLP Counsel to the Independent Trustees 30 Rockefeller Plaza New York, NY 10112	Trustee	Since January 2015	Chief Executive Officer, Virginia Commonwealth University Investment Company (since November 2015); Owner OBIR, LLC (institutional investment management consulting) (since June 2014); formerly, Managing Director, BlackRock, Inc. (February 2011-December 2013); and Chief Executive Officer, General Motors Asset Management (a/k/a Promark Global Advisors, Inc.) (June 2005-May 2010).	91

Formerly, Member of Virginia Commonwealth University School of Business Foundation (2005-2016); Member of Virginia Commonwealth University Board of Visitors (2013-2015); Member of Committee on Directors for Emerging Markets Growth Fund, Inc. (2007-2010); Chairperson of Performance Equity Management, LLC (2006-2010); and Chairperson, GMAM Absolute Return Strategies Fund, LLC (2006-2010).

Jakki L. Haussler (60) c/o Perkins Coie LLP Counsel to the Independent Trustees 30 Rockefeller Plaza New York, NY 10112	Trustee	Since January 2015	Chairman and Chief Executive Officer, Opus Capital Group (since January 1996); formerly, Director, Capvest Venture Fund, LP (May 2000-December 2011); Partner, Adena Ventures, LP (July 1999-December 2010); Director, The Victory Funds (February 2005-July 2008).	91

Director of Cincinnati Bell Inc. and Member, Audit Committee and Compensation Committee; Director of Northern Kentucky University Foundation and Member, Investment Committee; Member of Chase College of Law Transactional Law Practice Center Board of Advisors; Director of Best Transport; Director of Chase College of Law Board of Visitors; formerly, Member, University of Cincinnati Foundation Investment Committee; Member, Miami University Board of Visitors (2008-2011); Trustee of Victory Funds (2005-2008) and Chairman, Investment Committee (2007-2008) and Member, Service Provider Committee (2005-2008).

Morgan Stanley Mortgage Securities Trust

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years and Other Relevant Professional Experience	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee***
Dr. Manuel H. Johnson (68) c/o Johnson Smick International, Inc. 220 I Street, NE — Suite 200 Washington, D.C. 20002	Trustee	Since July 1991	Senior Partner, Johnson Smick International, Inc. (consulting firm); Chairperson of the Investment Committee (since October 2006) and Director or Trustee of various Morgan Stanley Funds (since July 1991); Co- Chairman and a founder of the Group of Seven Council (G7C) (international economic commission); formerly, Chairperson of the Audit Committee (July 1991-September 2006), Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	91	Director of NVR, Inc. (home construction).
Joseph J. Kearns (75) c/o Kearns & Associates LLC 46 E Peninsula Center #385 Rolling Hills Estates, CA 90274-3712	Trustee	Since August 1994	President, Kearns & Associates LLC (investment consulting); Chairperson of the Audit Committee (since October 2006) and Director or Trustee of various Morgan Stanley Funds (since August 1994); formerly, Deputy Chairperson of the Audit Committee (July 2003-September 2006) and Chairperson of the Audit Committee of various Morgan Stanley Funds (since August 1994); CFO of the J. Paul Getty Trust.	93

Member, Mount Saint Mary's University Investment Committee; Prior to August 10, 2016, Director of Electro Rent Corporation (equipment leasing); Prior to December 31, 2013, Director of The Ford Family Foundation.

Morgan Stanley Mortgage Securities Trust

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years and Other Relevant Professional Experience	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee***
Michael F. Klein (59) c/o Perkins Coie LLP Counsel to the Independent Trustees 30 Rockefeller Plaza New York, NY 10112	Trustee	Since August 2006

Managing Director, Aetos Capital, LLC (since March 2000); Co-President, Aetos Alternatives Management, LLC (since January 2004) and Co-Chief Executive Officer of Aetos Capital LLC (since August 2013); Chairperson of the Fixed Income Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Morgan Stanley Funds (since August 2006); formerly, Managing Director, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management, President, various Morgan Stanley Funds (June1998-March 2000) and Principal, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management (August 1997-December 1999).

				90	Director of certain investment funds managed or sponsored by Aetos Capital, LLC; Director of Sanitized AG and Sanitized Marketing AG (specialty chemicals).
Patricia Maleski (57) c/o Perkins Coie LLP Counsel to the Independent Trustees 30 Rockefeller Plaza New York, NY 10112	Trustee	Since January 2017	Managing Director, JPMorgan Asset Management (2004-2016); Oversight and Control Head of Fiduciary and Conflicts of Interest Program (2015-2016); Chief Control Officer-Global Asset Management (2013-2015); President, JPMorgan Funds (2010-2013); Chief Administrative Officer (2004-2013); various other positions including Treasurer and Board Liaison (since 2001).	91	None.

Morgan Stanley Mortgage Securities Trust

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years and Other Relevant Professional Experience	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee***
Michael E. Nugent (81) 522 Fifth Avenue New York, NY 10036	Chair of the Board and Trustee	Chair of the Boards since July 2006 and Trustee since July 1991	Chair of the Boards of various Morgan Stanley Funds (since July 2006); Chairperson of the Closed-End Fund Committee (since June 2012) and Director or Trustee of various Morgan Stanley Funds (since July 1991); formerly, Chairperson of the Insurance Committee (until July 2006); General Partner, Triumph Capital, L.P. (private investment partnership) (1988-2013).	92	None.
W. Allen Reed (70) c/o Perkins Coie LLP Counsel to the Independent Trustees 30 Rockefeller Plaza New York, NY 10112	Trustee	Since August 2006	Chairperson of the Equity Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Morgan Stanley Funds (since August 2006); formerly, President and CEO of General Motors Asset Management; Chairman and Chief Executive Officer of the GM Trust Bank and Corporate Vice President of General Motors Corporation (August 1994-December 2005).	91	Director of Legg Mason, Inc.; formerly, Director of the Auburn University Foundation (2010-2015).
Fergus Reid (85) c/o Joe Pietryka, Inc. 85 Charles Colman Blvd. Pawling, NY 12564	Trustee	Since June 1992	Chairman, Joe Pietryka, Inc.; Chairperson of the Governance Committee and Director or Trustee of various Morgan Stanley Funds (since June 1992).	92	Formerly, Trustee and Director of certain investment companies in the JP Morgan Fund Complex managed by JP Morgan Investment Management Inc. (1987-2012).

  *  This is the earliest date the Trustee began serving the Morgan Stanley Funds. Each Trustee serves an indefinite term, until his or her successor is elected.

  **  The Fund Complex includes (as of December 31, 2016) all open-end and closed-end funds (including all of their portfolios) advised by Morgan Stanley Investment Management Inc. (the "Adviser") and any funds that have an adviser that is an affiliated person of the Adviser (including, but not limited to, Morgan Stanley AIP GP LP).

  ***  This includes any directorships at public companies and registered investment companies held by the Trustee at any time during the past five years.

Morgan Stanley Mortgage Securities Trust

Trustee and Officer Information (unaudited) continued

Executive Officers:

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years
John H. Gernon (54) 522 Fifth Avenue New York, NY 10036	President and Principal Executive Officer	Since September 2013

President and Principal Executive Officer of the Equity and Fixed Income Funds and the Morgan Stanley AIP Funds (since September 2013) and the Liquidity Funds and various money market funds (since May 2014) in the Fund Complex; Managing Director of the Adviser; Head of Product (since 2006).

Timothy J. Knierim (58) 522 Fifth Avenue New York, NY 10036	Chief Compliance Officer	Since December 2016

Managing Director of the Adviser and various entities affiliated with the Adviser; Chief Compliance Officer of various Morgan Stanley Funds and the Adviser (since December 2016) and Chief Compliance Officer of Morgan Stanley AIP GP LP (since 2014). Formerly, Managing Director and Deputy Chief Compliance Officer of the Adviser (2014-2016); and formerly, Chief Compliance Officer of Prudential Investment Management, Inc. (2007-2014).

Francis J. Smith (52) 522 Fifth Avenue New York, NY 10036	Treasurer and Principal Financial Officer	Treasurer since July 2003 and Principal Financial Officer since September 2002	Managing Director of the Adviser and various entities affiliated with the Adviser; Treasurer (since July 2003) and Principal Financial Officer of various Morgan Stanley Funds (since September 2002).
Mary E. Mullin (50) 522 Fifth Avenue New York, NY 10036	Secretary	Since June 1999	Executive Director of the Adviser; Secretary of various Morgan Stanley Funds (since June 1999).
Michael J. Key (38) 522 Fifth Avenue New York, NY 10036	Vice President	Since June 2017

Vice President of the Equity and Fixed Income Funds, Liquidity Funds, various money market funds and the Morgan Stanley AIP Funds in the Fund Complex (since June 2017); Executive Director of the Adviser; Head of Product Development for Equity and Fixed Income Funds (since August 2013).

  *  This is the earliest date the officer began serving the Morgan Stanley Funds. Each officer serves a one-year term, until his or her successor is elected and qualifies.

Item 2.  Code of Ethics.

(a)                            The Fund has adopted a code of ethics (the “Code of Ethics”) that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)                                 No information need be disclosed pursuant to this paragraph.

(c)                                  Not applicable.

(d)                                 Not applicable.

(e)                                  Not applicable.

(f)

(1)                                 The Fund’s Code of Ethics is attached hereto as Exhibit 12 A.

(2)                                 Not applicable.

(3)                                 Not applicable.

Item 3.  Audit Committee Financial Expert.

The Fund’s Board of Trustees has determined that Joseph J. Kearns, an “independent” Trustee, is an “audit committee financial expert” serving on its audit committee. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4.  Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g).  Based on fees billed for the periods shown:

2017

	Registrant		Covered Entities(1)
Audit Fees	$60,390		N/A

Non-Audit Fees
Audit-Related Fees	$—	(2)	$—	(2)
Tax Fees	$5,000	(3)	$10,659,594	(4)
All Other Fees	$—		$247,388	(5)
Total Non-Audit Fees	$5,000		$10,906,982

Total	$65,390		$10,906,982

2016

	Registrant		Covered Entities(1)
Audit Fees	$57,789		N/A

Non-Audit Fees
Audit-Related Fees	$—	(2)	$—	(2)
Tax Fees	$4,500	(3)	$9,000,199	(4)
All Other Fees	$—		288,825	(5)
Total Non-Audit Fees	$4,500		$9,289,024

Total	$62,289		$9,289,024

N/A- Not applicable, as not required by Item 4.

(1)         Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

(2)         Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities’ and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

(3)         Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant’s tax returns.

(4)         Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities’ tax returns.

(5)         All other fees represent project management for future business applications and improving business and operational processes.

(e)(1) The audit committee’s pre-approval policies and procedures are as follows:

APPENDIX A

AUDIT COMMITTEE

AUDIT AND NON-AUDIT SERVICES

PRE-APPROVAL POLICY AND PROCEDURES

OF THE

MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

AS ADOPTED AND AMENDED JULY 23, 2004,(1)

1.              Statement of Principles

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor’s independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee’s administration of the engagement of the independent auditor.  The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid.  Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”); or require the specific pre-approval of the Audit Committee or its delegate (“specific pre-approval”).  The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors.  As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors.  Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee.  The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise.  The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee.  The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

(1)                                 This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the “Policy”), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities.  It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund’s Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors’ independence.

2.              Delegation

As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members.  The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

3.              Audit Services

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee.  Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund’s financial statements.  These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit.  The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide.  Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1.  All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

4.              Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund’s financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors.  Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services.  Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2.  All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

5.              Tax Services

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3.  All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

6.              All Other Services

The Audit Committee believes, based on the SEC’s rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted.  Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4.  Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

7.              Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee.  Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee.  The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

8.              Procedures

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund’s Chief Financial Officer and must include a detailed description of the services to be rendered.  The Fund’s Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee.  The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors.  Requests or applications to provide services that require specific approval by the

Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund’s Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

The Audit Committee has designated the Fund’s Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy.  The Fund’s Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring.  Both the Fund’s Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund’s Chief Financial Officer or any member of management.

9.              Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor’s independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10.       Covered Entities

Covered Entities include the Fund’s investment adviser(s) and any entity controlling, controlled by or under common control with the Fund’s investment adviser(s) that provides ongoing services to the Fund(s).  Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund’s audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund.  This list of Covered Entities would include:

Morgan Stanley Retail Funds

Morgan Stanley Investment Advisors Inc.

Morgan Stanley & Co. Incorporated

Morgan Stanley DW Inc.

Morgan Stanley Investment Management Inc.

Morgan Stanley Investment Management Limited

Morgan Stanley Investment Management Private Limited

Morgan Stanley Asset & Investment Trust Management Co., Limited

Morgan Stanley Investment Management Company

Morgan Stanley Services Company, Inc.

Morgan Stanley Distributors Inc.

Morgan Stanley Trust FSB

Morgan Stanley Institutional Funds

Morgan Stanley Investment Management Inc.

Morgan Stanley Investment Advisors Inc.

Morgan Stanley Investment Management Limited

Morgan Stanley Investment Management Private Limited

Morgan Stanley Asset & Investment Trust Management Co., Limited

Morgan Stanley Investment Management Company

Morgan Stanley & Co. Incorporated

Morgan Stanley Distribution, Inc.

Morgan Stanley AIP GP LP

Morgan Stanley Alternative Investment Partners LP

(e)(2)  Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee’s pre-approval policies and procedures (attached hereto).

(f)                     Not applicable.

(g)                    See table above.

(h)                   The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors’ independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a) The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are:

Joseph J. Kearns, Jakki L. Haussler, Michael F. Klein and Allen W. Reed.

(b) Not applicable.

Item 6. Schedule of Investments

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable only to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Mortgage Securities Trust

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
December 19, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
December 19, 2017

/s/ Francis Smith
Francis Smith
Principal Financial Officer
December 19, 2017